Condensed Consolidated Statements Of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares of capital stock related to acquisition of business	105,750